Short-Term Debt and Credit Agreements	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Debt and Credit Agreements

NOTE 16. SHORT-TERM DEBT AND CREDIT AGREEMENTS

The Companies use short-term debt to fund working capital requirements and as a bridge to long-term debt financings. The levels of borrowing may vary significantly during the course of the year, depending upon the timing and amount of cash requirements not satisfied by cash from operations. In addition, Dominion Energy utilizes cash and letters of credit to fund collateral requirements. Collateral requirements are impacted by commodity prices, hedging levels, Dominion Energy’s credit ratings and the credit quality of its counterparties.

DOMINION ENERGY

Commercial paper and letters of credit outstanding, as well as capacity available under credit facilities, were as follows:

	Facility Limit	Outstanding Commercial Paper(2)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$5,000	$3,298	$ —	$1,702
Joint revolving credit facility(1)	500	—	76	424
Total	$5,500	$3,298	$76	$2,126
At December 31, 2016
Joint revolving credit facility(1)	$5,000	$3,155	$ —	$1,845
Joint revolving credit facility(1)	500	—	85	415
Total	$5,500	$3,155	$85	$2,260

(1)	These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
(2)	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facilities were 1.61% and 1.05% at December 31, 2017 and 2016, respectively.

Questar Gas’ short-term financing is supported through its access as co-borrower to the two joint revolving credit facilities discussed above with Dominion Energy, Virginia Power and Dominion Energy Gas. At December 31, 2017, the aggregate sub-limit for Questar Gas was $250 million. In December 2016, Questar Gas entered into a commercial paper program pursuant to which it began accessing the commercial paper markets.

Dominion Energy has indicated its intention to replace the existing two joint revolving credit facilities with a $6.0 billion joint revolving credit facility in the first quarter of 2018. Terms and covenants of the new credit facility are expected to be similar to the existing credit facilities, including that Virginia Power, Dominion Energy Gas and Questar Gas will remain as co-borrowers, except that the maturity will be in five years and the maximum allowed total debt to total capital ratio, with respect to Dominion Energy only, will be increased from 65% to 67.5%. In February 2018, Virginia Power, as co-borrower, filed with the Virginia Commission for approval.

In addition to the credit facilities mentioned above, SBL Holdco has $30 million of credit facilities which have an original stated maturity date of December 2017 with automatic one-year renewals through the maturity of the SBL Holdco term loan agreement in 2023. Dominion Solar Projects III, Inc. has $25 million of credit facilities which have an original stated maturity date of May 2018 with automatic one-year renewals through the maturity of the Dominion Solar Projects III, Inc. term loan agreement in 2024. At December 31, 2017, no amounts were outstanding under either of these facilities.

In February 2018, Dominion Energy borrowed $950 million under a 364-Day Term Loan Agreement that bears interest at a variable rate. In addition, the agreement contains a maximum allowed total debt to total capital ratio of 67.5%.

VIRGINIA POWER

Virginia Power’s short-term financing is supported through its access as co-borrower to the two joint revolving credit facilities. These credit facilities can be used for working capital, as support for the combined commercial paper programs of the Companies and for other general corporate purposes.

Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Dominion Energy Gas and Questar Gas were as follows:

	Facility Limit(1)	Outstanding Commercial Paper(2)	Outstanding Letters of Credit
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$5,000	$542	$—
Joint revolving credit facility(1)	500	—	—
Total	$5,500	$542	$—
At December 31, 2016
Joint revolving credit facility(1)	$5,000	$ 65	$—
Joint revolving credit facility(1)	500	—	1
Total	$5,500	$ 65	$ 1

(1)	The full amount of the facilities is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. Sub-limits for Virginia Power are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Virginia Power was an aggregate $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
(2)	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 1.65% and 0.97% at December 31, 2017 and 2016, respectively.

In addition to the credit facility commitments mentioned above, Virginia Power also has a $100 million credit facility with a maturity date of April 2020. As of December 31, 2017, this facility supports $100 million of certain variable rate tax-exempt financings of Virginia Power. In February 2018, Virginia Power provided notice to redeem all $100 million of outstanding variable rate tax-exempt financings supported by this credit facility.

DOMINION ENERGY GAS

Dominion Energy Gas’ short-term financing is supported by its access as co-borrower to the two joint revolving credit facilities. These credit facilities can be used for working capital, as support for the combined commercial paper programs of the Companies and for other general corporate purposes.

Dominion Energy Gas’ share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Virginia Power and Questar Gas were as follows:

	Facility Limit(1)	Outstanding Commercial Paper(2)	Outstanding Letters of Credit
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$1,000	$629	$—
Joint revolving credit facility(1)	500	—	—
Total	$1,500	$629	$—
At December 31, 2016
Joint revolving credit facility(1)	$1,000	$460	$—
Joint revolving credit facility(1)	500	—	—
Total	$1,500	$460	$—

(1)	A maximum of a combined $1.5 billion of the facilities is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. Sub-limits for Dominion Energy Gas are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Dominion Energy Gas was an aggregate $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
(2)	The weighted-average interest rate of the outstanding commercial paper supported by these credit facilities was 1.57% and 1.00% at December 31, 2017 and 2016, respectively.